Schedule of Operating Lease Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Right Of Use Assets
Opening balance for the period	$ 39,556	$ 74,067
Payments on operating lease liabilities	(16,735)	(34,511)
Closing balance for the period	22,821	39,556
Less: current portion	(22,821)	(32,116)
Operating lease liabilities - non-current portion as at end of period		$ 7,440